Taxation - Income Tax Related to Other Comprehensive Income (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of income taxes [abstract]
Unrealised revaluations available-for-sale investments and other revaluations	€ 103	€ 17	€ 111
Realised gains/losses transferred to the statement of profit or loss (reclassifications from equity to profit or loss)	20	57	39
Changes in cash flow hedge reserve	167	(51)	24
Remeasurement of the net defined benefit asset/liability	(25)	(20)	(13)
Exchange rate differences and other			(46)
Changes in composition of the group and other changes	(12)	(1)
Total income tax related to components of other comprehensive income	€ 253	€ 2	€ 115